Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Accounts Payable

	2021	2020
Non-current
Accounts payable for investments in property, plant and equipment	—	154,617

Total	—	154,617

Current
Suppliers	4,124,029	4,833,691
Related parties (Note 19)	393,664	432,510
Accounts payable for investments in property, plant and equipment	1,666,010	1,602,064
Provisions for expenses	1,692,572	1,272,041

Total	7,876,275	8,140,306